Note 8 - Accrued Liabilities - Summary of Accrued Liabilities (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer deposits		$ 72,192	$ 611,341
Accrued compensation and benefits		91,325	532,435
Other payables		124,484	518,734
Due to Arthrex			31,785
Accrued professional fees		213,116	190,787
Accrued loss on abandonment of lease, current portion		88,560	103,173
Accrued Angel machine rework costs		465,000	465,000	$ 600,000
	$ 1,130,046	$ 1,054,677	$ 2,453,255